Discontinued Operations - Major class of assets and liabilities (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CURRENT ASSETS:
Cash and cash equivalents		$ 2,523	$ 19,015	$ 0
Total current assets of discontinued operations	$ 18,845	63,185	174,467
OTHER ASSETS:
Total other assets of discontinued operations	571,469	579,452	1,844,838
CURRENT LIABILITIES:
Total current liabilities of discontinued operations	1,320,409	1,445,201	1,872,053
Discontinued operations | CQ Pengmei
CURRENT ASSETS:
Cash and cash equivalents	1,957	2,523	19,015
Other receivables, net	5,934	57,395	20,967
Inventories			112,641
Security deposits	3,535	3,267	21,844
Total current assets of discontinued operations	18,845	63,185	174,467
OTHER ASSETS:
Other receivables	52,333	48,371	122,584
Prepaid expenses			508,271
Plant and equipment, net	26,183	25,752	1,213,983
Operating lease right-of-use assets	492,953	505,329
Total other assets of discontinued operations	571,469	579,452	1,844,838
Total assets of discontinued operations	590,314	642,637	2,019,305
CURRENT LIABILITIES:
Short-term loan - banks	328,910	336,845	364,071
Loans from third parties	459,379	474,135	626,201
Accounts payable	42,525	64,725	217,953
Customer deposits	2,676	6,519	2,618
Other payables and accrued liabilities	417,461	416,227	571,553
Other payables - related parties	32,378	29,846	88,670
Operating lease liabilities	37,080	116,904
Taxes payable			987
Total current liabilities of discontinued operations	1,320,409	1,445,201	1,872,053
OTHER LIABILITIES:
Operating lease liabilities - noncurrent	456,005	417,729
Total liabilities of discontinued operations	$ 1,776,414	$ 1,862,930	$ 1,872,053